Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

3. REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers”, by applying the five-step model to all contracts with customers: (i) identification of the contract, (ii) identification of performance obligations, (iii) determination of the transaction price, (iv) allocation of the transaction price to the performance obligations, and (v) recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company’s revenue is derived from the provision of system solutions in Payment Processing (Fintech), Regulatory Technology (RegTech) and Robotic Process Automation (RPA). Each contract specifies the services to be delivered, the total consideration, and the applicable payment terms.

Performance obligations generally consist of the delivery of software solutions, implementation services, customization, and, when applicable, post-implementation support and maintenance. The Company evaluates whether such services are distinct and accounts for them as separate performance obligations if appropriate.

The transaction price is determined based on the consideration specified in the contract, which may include fixed and variable amounts. Variable consideration, if any, is estimated using either the expected value or the most likely amount method, depending on which better predicts the amount of consideration to which the Company will be entitled. The Company includes variable consideration in the transaction price only to the extent that it is probable that a significant reversal of revenue will not occur.

Revenue is recognized when control of the promised goods or services is transferred to the customer. For implementation and customization services, revenue is generally recognized over time as the services are performed, as the customer simultaneously receives and consumes the benefits. For software solutions, revenue is recognized at a point in time or over time, depending on the nature of the arrangement and the transfer of control. Revenue from support and maintenance services is typically recognized over time on a straight-line basis over the service period.

The Company’s payment terms vary by contract but generally require payment within a specified period following invoicing. In certain arrangements, the Company may receive advance payments, which are recorded as contract liabilities and recognized as revenue when the related performance obligations are satisfied.

Cost of revenue

Cost of revenue includes direct costs associated with provision of services such as development costs, purchases of third-party software, maintenance fees and consultation fees.

Disaggregation of revenue

The table below shows the revenue disaggregation by type of services for the year ended December 31, 2025 and 2024:

Revenue disaggregation by type of services	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Payment Processing (Fintech)	$1,913,450	$1,257,270
Regulatory Technology (RegTech)	2,288,747	1,801,730
Robotic Process Automation (RPA)	924,053	323,432
Total revenue	$5,126,250	$3,382,432

Contract assets

Contract assets represent the Company’s right to consideration in exchange for services transferred to customers for which the Company has not yet billed the customer.

Contract liabilities

For a service contract where the performance obligation has not been completed, the contract liabilities are recorded for any payments received in advance from the customer before completion of the performance obligation.

As of December 31, 2025 and 2024, the Company’s contract assets and contract liabilities are classified as current assets and current liabilities, respectively, as presented below:

	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Current assets
Contract assets	$159,867	$14,364

Current liabilities
Contract liabilities	$734,475	$514,903

Changes in contract assets during the year ended December 31, 2025 are as follows:

For the year ended December 31, 2025 (Audited)
Contract assets, January 1, 2025	$14,364
New contract assets	149,702
Revenue recognized and billed	(13,242)
Exchange difference	9,043
Contract assets, December 31, 2025	$159,867

Changes in contract liabilities during the year ended December 31, 2025 are as follows:

For the year ended December 31, 2025 (Audited)
Contract liabilities, January 1, 2025	$514,903
New contract liabilities	2,245,125
Performance obligations satisfied	(2,086,944)
Exchange difference	61,391
Contract liabilities, December 31, 2025	$734,475

Remaining performance obligations

Remaining performance obligations represent the transaction price of firm orders for which a good or service has not been delivered to our customer. As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $894,342. The Company expects to recognize revenue on $794,044 of its remaining performance obligations within the next 12 months following December 31, 2025, and $100,298 within the next 24 months following December 31, 2025.